Related Party Transactions (Details) - Schedule of loans to and from related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of loans to and from related parties [Line Items]
Loan repayments received	$ (42)	$ (61)	$ (28)
Beginning Balance	13,151
Loans advanced	0	61	0
Loan repayments	0	(7,191)	(9,154)
Ending Balance	13,150	13,151
Loans to related parties
Related Party Transactions (Details) - Schedule of loans to and from related parties [Line Items]
Beginning Balance	215	276
Loans advanced	0	0
Loan repayments received	(215)	(61)
Ending Balance	0	215	276
Loans from related parties
Related Party Transactions (Details) - Schedule of loans to and from related parties [Line Items]
Beginning Balance	61	7,115
Loans advanced	0	61
Loan repayments	(61)	(7,191)
Interest accrued	0	76
Ending Balance	$ 0	$ 61	$ 7,115